Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2025	Mar. 31, 2024
Derivative assets
Gross derivative balances, Derivative assets	[1]	¥ 19,678	¥ 21,339
Less: Amounts offset in the consolidated balance sheets	[2]	(17,711)	(19,815)
Total net amounts reported on the face of the consolidated balance sheets	[3]	¥ 1,967	¥ 1,524
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Trading Securities and Financial Instruments Owned Principal Investments at Fair Value	Trading Securities and Financial Instruments Owned Principal Investments at Fair Value
Less: Additional amounts not offset in the consolidated balance sheets
Financial instruments and non-cash collateral	[4]	¥ (713)	¥ (567)
Net amount		1,254	957
Derivative liabilities
Gross derivative balances, Derivative liabilities	[1],[5]	19,342	21,113
Less: Amounts offset in the consolidated balance sheets	[2],[5]	(17,361)	(19,166)
Total net amounts reported on the face of the consolidated balance sheets	[3],[5]	¥ 1,981	¥ 1,947
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Trading liabilities	Trading liabilities
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4],[5]	¥ (554)	¥ (394)
Net amount	[5]	1,427	1,553
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		1,094	2,397
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	1,185	2,609
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		1,478	842
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	1,884	1,218
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		10,243	11,575
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	9,476	10,889
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		2,163	1,339
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	2,140	1,329
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		22	15
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	31	16
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		265	240
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	345	341
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		38	43
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	36	41
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		1	1
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	1	1
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		4,363	4,884
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	4,194	4,664
Other Contract [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		8	3
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	49	5
Other Contract [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		3	0
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	¥ 1	¥ 0

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2024, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥402 billion and ¥730 billion, respectively. As of March 31, 2025, the gross balance of such derivative assets and derivative liabilities was ¥609 billion and ¥832 billion, respectively.
[2]	Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20 and ASC 815. As of March 31, 2024, Nomura offset a total of ¥1,902 billion of cash collateral receivables against net derivative liabilities and ¥2,551 billion of cash collateral payables against net derivative assets. As of March 31, 2025, Nomura offset a total of ¥1,740 billion of cash collateral receivables against net derivative liabilities and ¥2,090 billion of cash collateral payables against net derivative assets.
[3]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity and debt investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[4]	Represents amounts which are not permitted to be offset on the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2024, a total of ¥240 billion of cash collateral receivables and ¥938 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of March 31, 2025, a total of ¥343 billion of cash collateral receivables and ¥1,043 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[5]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.